FINANCIAL INSTRUMENTS (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Movement	R$ 805,749	R$ (243,942)	R$ 795,923
Realization	(240,886)	(1,393,034)	R$ (525,290)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(2,926,900)
Movement	1,037,564
Realization	233,248
Fair value, net of taxes, ending	(1,656,088)	(2,926,900)
Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	(4,434,697)
Movement	1,572,066
Realization	353,406
Fair value, net of taxes, ending	(2,509,225)	(4,434,697)
Income Tax And Social Contribution On Cash Flow Hedge Accounting [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Fair value, net of taxes, beginning	1,507,797
Movement	(534,502)
Realization	(120,158)
Fair value, net of taxes, ending	R$ 853,137	R$ 1,507,797